Submission	Nov. 19, 2024
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMORGAN CHASE & CO
Registration File Number	333-270004
Form Type	S-3
Submission Type	424B8
Fee Exhibit Type	EX-FILING FEES